Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2021
Summary of Share Option Activity

				Weighted
		Weighted	Weighted-	average
		average	average	remaining	Aggregate
	Number of	exercise	grant-date	contractual life	intrinsic
	share options	price (USD)	fair value (USD)	(years)	value (USD)
Outstanding, January 1, 2019	16,500	3.97	—	1.37	—
Vested and expected to vest as of January 1, 2019	16,500	3.97	1.56	1.37	—
Exercisable as of January 1, 2019	16,500	3.97	1.56	1.37	—
Expired	(6,500)	3.97
Outstanding, December 31, 2019	10,000	3.97	—	1.16	—
Vested and expected to vest as of December 31, 2019	10,000	3.97	1.01	1.16	—
Exercisable as of December 31, 2019	10,000	3.97	1.01	1.16	—
Expired	(10,000)	3.97
Outstanding, December 31, 2020	—	—	—	—	—
Vested and expected to vest as of December 31, 2020 and 2021	—	—	—	—	—

Schedule of Recognized Compensation Costs

Total compensation costs recognized for the years ended December 31, 2019, 2020 and 2021 are as follows:

	Years ended December 31,
(In thousands)	2019	2020	2021
Sales and marketing expenses	381	185	59
General and administrative expenses	2,453	1,209	4,682
Research and development expenses	2,594	916	1,429
Total	5,428	2,310	6,170

2013 Plan [Member]
Summary of Restricted Shares Activities

A summary of the restricted shares activities under the 2013 Plan for the years ended December 31, 2019, 2020 and 2021 is presented below:

Number of
restricted shares
Unvested as of January 1, 2019	34,175
Vested	(27,475)
Forfeited	(6,700)
Unvested as of December 31, 2019	—
Expected to vest as of December 31, 2019	—

2010 share incentive plan [Member]
Summary of Restricted Shares Activities

A summary of the restricted shares activities under the 2010 Plan for the years ended December 31, 2019, 2020 and 2021 is presented below:

		Weighted-average
	Number of	grant-date fair
	restricted shares	value(USD)
Unvested as of January 1, 2019	6,652,040
Expected to vest as of January 1, 2019	5,654,234
Granted	800,000	0.81
Vested	(1,296,540)
Forfeited	(971,000)
Unvested as of December 31, 2019	5,184,500
Expected to vest as of December 31, 2019	4,406,825
Vested	(965,500)
Forfeited	(2,959,000)
Unvested as of December 31, 2020	1,260,000
Expected to vest at December 31, 2020	1,071,000
Vested	(400,000)
Forfeited	(210,000)
Unvested as of December 31, 2021	650,000
Expected to vest as of December 31, 2021	552,500

2014 Plan [Member]
Summary of Restricted Shares Activities

A summary of the restricted shares activities under the 2014 Plan for the years ended December 31, 2019, 2020 and 2021 is presented below:

Number of
restricted
shares
Unvested as of January 1, 2019	3,476,650
Vested	(1,318,450)
Forfeited	(837,000)
Unvested as of December 31, 2019	1,321,200
Expected to vest as of December 31, 2019	1,123,020
Unvested as of January 1, 2020	1,321,200
Vested	(228,200)
Forfeited	(1,067,000)
Unvested as of December 31, 2020	26,000
Expected to vest as of December 31, 2020	22,100
Unvested as of January 1, 2021	26,000
Vested	(26,000)
Unvested as of December 31, 2021	—
Expected to vest as of December 31, 2021	—

2020 Incentive Plan
Summary of Restricted Shares Activities

		Weighted-average
	Number of	grant-date fair
	restricted shares	value (USD)
Unvested as of January 1,2021	—
Granted	31,091,840	0.83
Vested	(2,429,965)
Forfeited	(2,777,500)
Unvested as of December 31, 2021	25,884,375
Expected to vest as of December 31, 2021	19,413,281